Income Tax And Social Contribution (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Major Components of Income Tax Expense
The income tax and social contribution charge on the results for the year can be summarized as follows:

	2021	2020	2019

Current income tax	(41,510)	(11,462)	(23,738)
Current social contribution	(15,260)	(31,204)	(8,621)

	(56,770)	(42,666)	(32,359)

Deferred income tax	5,546	(206)	(3,033)
Deferred social contribution	1,997	(574)	(1,091)

	7,543	(780)	(4,124)

Summary of Deferred Taxes
Deferred tax balances

	12/31/2021	12/31/2020

Deferred tax assets

Tax losses	2,494	2,769

Leases	2,476	1,799

Total	4,970	4,568

Deferred tax liabilities

Financial revenue	(1,815)	(7,842)

Estimated revenue	(2,107)	(2,997)

Leases	—	(224)

Total Income Tax	(3,922)	(11,063)

Estimated revenue	(1,094)	(1,557)

Total (Taxes and contribution)	(1,094)	(1,557)

Total deferred tax liabilities	(5,016)	(12,620)

Movements	Tax losses	Leases	Total

Deferred tax assets

As at December 31, 2019	1,161	1,046	2,207

to profit and loss	1,608	753	2,361

As at December 31, 2020	2,769	1,799	4,568

to profit and loss	(275)	677	402

As at December 31, 2021	2,494	2,476	4,970

Movements	Financial Revenue	Estimated Revenue	Leases	Total

Deferred tax liabilities
As at December 31, 2019	(5,731)	(2,816)	(336)	(8,883)

to profit and loss	(2,111)	(1,738)	112	(3,737)

As at December 31, 2020	(7,842)	(4,554)	(224)	(12,620)

to profit and loss	6,027	1,353	224	7,604

As at December 31, 2021	(1,815)	(3,201)	—	(5,016)

Summary of Tax Effective Rate
(a)	Tax effective rate

	2021	2020	2019

Profit (loss) before income taxes	257,842	212,600	192,115
Combined statutory income taxes rate - %	34%	34%	34%

Income tax benefit (expense) at statutory rates	(87,666)	(72,284)	(65,319)
Reconciliation adjustments:
Expenses not deductible	(392)	(93)	(323)
Tax loss compensation	—	—	361
Tax loss accrual	—	—	1,161
Tax benefits	825	440	—
Share based payments	(371)	—	—
Effect of presumed profit of subsidiaries (i)	38,279	28,435	27,812

Other additions (exclusions), net	98	56	(175)

Income taxes expenses	(49,227)	(43,446)	(36,483)
Current	(56,770)	(42,666)	(32,360)
Deferred	7,543	(780)	(4,123)

Effective rate	19%	20%	19%

(i)
Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Entity’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.